Income Taxes - Schedule Of Valuation Allowance Of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 705,265	¥ 654,033	¥ 638,980
Additions	28,096	80,576	31,283
Expirations	(39,572)	(29,344)	(16,230)
Balance at the end of the year	738,563	705,265	654,033
Acquisitions	¥ 44,774	¥ 0	¥ 0